BUSINESS COMBINATIONS AND ASSET ACQUISITIONS	12 Months Ended
Dec. 31, 2022
BUSINESS COMBINATIONS AND ASSET ACQUISITIONS
BUSINESS COMBINATIONS AND ASSET ACQUISITIONS

4. BUSINESS COMBINATIONS AND ASSET ACQUISITIONS

Transactions accounted for as business combinations have been accounted for under the acquisition method in accordance with ASC 805, with the results included in the Company’s results from operations from the date of acquisition. The fair value of considerations transferred have been allocated to the assets acquired and liabilities assumed based on their estimated fair values at the date of acquisition.

In determining the fair value of all identifiable assets, liabilities and contingent liabilities acquired, the most significant estimates relate to contingent consideration and intangible assets. Management exercised judgement in estimating the probability and timing of when earnouts are expected to be achieved which is used as the basis for estimating fair value.

For the intangible assets identified, depending on the type of intangible asset and the complexity of determining its fair value, an independent valuation expert or management may develop the fair value, using appropriate valuation techniques, which are generally based on a forecast of the total expected future net cash flows and take into consideration other significant assumptions such as the expected use, the infancy of the cannabis industry and industry comparatives, federal and state regulations, market uncertainty and the estimated lives of any long-lived facilities and assets that the intangibles may relate to.

Cannabis licenses are the primary intangible asset acquired in business combinations as they provide the Company the ability to operate in each market. However, some cannabis licenses are subject to renewal and therefore there is some risk of non-renewal for several reasons, including operational, regulatory, legal, or economic factors. To appropriately consider the risk of non-renewal, the Company applies probability weighting to the expected future net cash flows in calculating the fair value of these intangible assets. The key assumptions used in these cash flow projections include discount rates and terminal growth rates. Of the key assumptions used, the impact of the estimated fair value of the intangible assets has the greatest sensitivity to the estimated discount rate used in the valuation. The terminal growth rate represents the rate at which these businesses will continue to grow into perpetuity. Other significant assumptions include revenue, gross profit, operating expenses and anticipated capital expenditures which are based upon the acquiree’s historical operations along with management projections. The evaluations are linked closely to the assumptions made by management regarding the future performance of these assets and any changes in the discount rate applied.

Each of the acquisitions are subject to specific terms relating to the satisfaction of the purchase price by the Company and its wholly owned subsidiaries, and incorporates payments in cash, shares, and debt as well as certain contingent considerations. The shares issued as consideration are either Equity Shares or non-voting exchangeable shares of the Company’s subsidiaries (“Exchangeable Shares”) that are exchangeable on a one-for-one basis into an equal number of Equity Shares of the Company. The Company treats the Exchangeable Shares as options with a value equal to a share of Equity Shares, which represents the holder’s claim on the equity of the Company. The Company has presented these Exchangeable Shares as a part of shareholders’ equity within these financial statements due to the fact that (i) they are economically equivalent to the Company’s publicly traded Equity Shares and (ii) the holders of the Exchangeable Shares are subject to restrictions on transfer under United States securities laws but may dispose of the Exchangeable Shares by exchanging them for Equity Shares of the Company which can then be sold through the CSE. Changes in these assumptions would affect the presentation of the Exchangeable Shares from shareholders’ equity to noncontrolling interests; however, there would be no impact on loss per share.

The goodwill recognized on each acquisition is attributable mainly to the expected future growth potential and expanded customer base arising as a result of the completion of the respective acquisition. Goodwill has been allocated to the reporting units corresponding to the states of the acquired businesses. None of the goodwill is expected to be deductible for income tax purposes. For further analysis on goodwill relating to business combinations, see Note 8.

4. BUSINESS COMBINATIONS AND ASSET ACQUISITIONS (Continued)

2022 Second Quarter Acquisition

Business Combinations

On May 25, 2022, the Company completed its acquisition of Herbal Remedies Dispensaries, LLC (“Herbal Remedies”) through a membership interest purchase agreement.

The fair value of identifiable assets acquired, and liabilities assumed as of the acquisition date are as follows:

Herbal Remedies
ASSETS ACQUIRED
Cash	$637
Inventory	1,480
Prepaid expenses and other assets	256
Intangible assets - licenses/permits	15,700
Property, plant, and equipment	122
Right-of-use assets - operating	700
Total assets acquired at fair value	18,895

LIABILITIES ASSUMED
Trade payables	215
Accrued liabilities	68
Lease liabilities - operating	700
Total liabilities assumed at fair value	983

Goodwill	1,180

Consideration transferred	$19,092

As part of the purchase accounting for the above acquisition, the Company recorded intangible assets of $15,700, all of which were associated with licenses that allow for the retail sales of cannabis. The amortization period for licenses was determined to be 15 years, which reasonably reflects the useful lives of the assets.

4. BUSINESS COMBINATIONS AND ASSET ACQUISITIONS (Continued)

Herbal Remedies Business Combination

Herbal Remedies is an operator of two licensed retail dispensaries in Quincy, Illinois. This acquisition expands the Company’s operational footprint with the addition of the state of Illinois.

Purchase consideration was comprised of the following:

(In thousands)		Shares	Fair Value
Cash	i		$3,002
Debt Payable	ii		14,220
Shares Issued	iii	353	1,870

Total		353	$19,092

Pursuant to the terms of the Definitive Agreement (“Herbal Remedies Agreement”), Ayr satisfied the purchase price of $19,092 for Herbal Remedies through the following:

i.	$3,002 of the Herbal Remedies purchase price in the form of cash consideration and settlement of the final working capital which is deemed immaterial;
ii.	$14,220 of the Herbal Remedies purchase price in the form of a promissory note payable; and
iii.	$1,870 of the Herbal Remedies purchase price in the form of 353 Exchangeable Shares, these shares have contractual restrictions on their ability to be sold for six to twelve months (the “Herbal Remedies Lock-Up Provision”). The fair value of the shares was determined by the share price on the CSE at the date of acquisition and a 16.55% discount rate attributed to the contractual restrictions.

4. BUSINESS COMBINATIONS AND ASSET ACQUISITIONS (Continued)

2022 First Quarter Acquisition

Business Combinations

On February 15, 2022, the Company completed its acquisition of Cultivauna, LLC (“Cultivauna”) through a membership interest purchase agreement. Cultivauna has a production license in the state of Massachusetts and sells cannabis infused branded seltzers and water-soluble tinctures.

The fair value of identifiable assets acquired and liabilities assumed as of the acquisition date are as follows:

Cultivauna
ASSETS ACQUIRED
Cash	$1,251
Accounts receivable	471
Inventory	1,206
Prepaid expenses and other assets	38
Intangible assets - trade name/brand	3,400
Intangible assets - host community agreements	2,100
Property, plant, and equipment	2,202
Right-of-use assets - operating	315
Total assets acquired at fair value	10,983

LIABILITIES ASSUMED
Trade payables	23
Accrued liabilities	305
Lease liabilities - operating	315
Total liabilities assumed at fair value	643

Goodwill	11,281

Consideration transferred	$21,621

As part of the purchase accounting for the above acquisition, the Company recorded intangible assets of $5,500, which were associated with a trade name/brand and host community agreement that allow for the processing, production, and retail sales of cannabis. The amortization period for the trade name/brand and host community agreement was determined to be 5 and 15 years, respectively, which reasonably reflects the useful lives of the assets.

4. BUSINESS COMBINATIONS AND ASSET ACQUISITIONS (Continued)

Cultivauna Business Combination

Purchase consideration was comprised of the following:

		Shares	Fair Value
Cash	i		$11,027
Shares Issued	ii	329	4,482
Contingent Consideration	iii		6,112

Total		329	$21,621

Pursuant to the terms of the Definitive Agreement (“Cultivauna Agreement”), Ayr satisfied the purchase price of $21,621 for Cultivauna through the following:

i.	$11,027 of the Cultivauna purchase price in the form of cash consideration and settlement of the final working capital which is deemed immaterial;
ii.

$4,482 of the Cultivauna purchase price in the form of 329 Exchangeable Shares, these shares have contractual restrictions on their ability to be sold for six to twelve months (the “Cultivauna Lock-Up Provision”). The fair value of the shares was determined by the share price on the CSE at the date of acquisition and a 14.85% discount rate attributed to the contractual restrictions; and

iii.

A portion of the Cultivauna purchase price is derived from an earn-out provision through December 31, 2023, based on annualized net revenues generated during the measurement period, consisting of Exchangeable Shares, valued through a Monte-Carlo simulation, that may entitle the sellers to earn additional consideration if certain milestones are achieved. See Note 13 for more information.

4. BUSINESS COMBINATIONS AND ASSET ACQUISITIONS (Continued)

2021 Fourth Quarter Acquisition

Business combination

On October 4, 2021, the Company completed its acquisition of PA Natural Medicine, LLC (“PA Natural”) through a membership interest purchase agreement.

The fair value of the identifiable assets acquired and liabilities assumed as of the acquisition date are as follows:

PA Natural
ASSETS ACQUIRED
Cash	$2,223
Inventory, net	2,670
Prepaid expenses and other assets	77
Intangible assets - licenses/permits	101,000
Property, plant, and equipment	848
Right-of-use assets - operating	786
Deposits	6
Total assets acquired at fair value	107,610

LIABILITIES ASSUMED
Trade payables	1,991
Accrued liabilities	318
Lease liabilities - operating	704
Total liabilities assumed at fair value	3,013

Goodwill	15,159

Consideration transferred	$119,756

4. BUSINESS COMBINATIONS AND ASSET ACQUISITIONS (Continued)

2021 Fourth Quarter Acquisition(Continued)

Business combination(Continued)

As part of the purchase accounting for the above acquisition, the Company recorded intangible assets of $101,000, all of which was associated with licenses that allow for the retail sales of cannabis. The amortization period for licenses was determined to be 15 years, which reasonably reflects the useful lives of the assets.

PA Natural Business Combination

PA Natural is an operator of three licensed retail dispensaries. PA Natural has locations in Bloomsburg, State College, and Selinsgrove, PA.

Purchase consideration was comprised of the following:

		Shares	Fair Value
Cash	i		$36,498
Debt Payable	ii		25,000
Shares Issued	iii	814	19,217
Contingent Consideration	iv		39,041

Total		814	$119,756

Pursuant to the terms of the Definitive Agreement (“PA Natural Agreement”), Ayr satisfied the purchase price of $119,756 for PA Natural through the following:

i.	$36,498 of the PA Natural purchase price in the form of cash consideration and settlement of the final working capital which is deemed immaterial;
ii.	$25,000 of the PA Natural purchase price in the form of a promissory note payable;
iii.	$19,217 of the PA Natural purchase price in the form of 814 Exchangeable Shares, these shares have contractual restrictions on their ability to be sold for four to twelve months (the “PA Natural Lock-Up Provision”). The fair value of the shares was determined by the share price on the CSE at the date of acquisition and an 11% discount rate attributed to the contractual restrictions; and
iv.	A portion of the PA Natural purchase price is derived from an earn-out provision through December 31, 2021 based on adjusted earnings before interest tax depreciation and amortization (“EBITDA”), a non-GAAP measure, consisting of cash, a promissory note, and Exchangeable Shares, valued through a Monte-Carlo simulation, that may entitle the sellers to earn additional consideration if certain milestones are achieved. See Note 13 for more information.

4. BUSINESS COMBINATIONS AND ASSET ACQUISITIONS (Continued)

2021 Third Quarter Acquisitions

Business combination

On September 15, 2021, the Company completed its acquisition of GSD NJ LLC (“Garden State Dispensary” or “GSD”) through a membership interest purchase agreement.

Asset Acquisition

On July 1, 2021, the Company completed its acquisitions of Eskar Holdings, LLC, (“Eskar”) through a membership interest purchase agreement. Collectively, the GSD and Eskar acquisitions are referred to as the “Q3 2021 Acquisitions”.

The details of the purchase consideration consist of cash, debt, Exchangeable Shares, and contingent consideration.

The fair value of the identifiable assets acquired and liabilities assumed for GSD as of the acquisition date are as follows:

	GSD	Eskar	Total
ASSETS ACQUIRED
Cash	$580	$—	$580
Inventory, net	3,237	—	3,237
Prepaid expenses and other assets	67	—	67
Intangible assets - licenses/permits	172,000	—	172,000
Intangible assets - host community agreements	—	1,000	1,000
Property, plant, and equipment	30,699	—	30,699
Right-of-use assets - operating	13,234	—	13,234
Deposits	194	—	194
Total assets acquired at fair value	220,011	1,000	221,011

LIABILITIES ASSUMED
Trade payables	1,658	—	1,658
Accrued liabilities	445	—	445
Advance from related parties	22,750	—	22,750
Lease liabilities - operating	13,026	—	13,026
Debts payable	3,000	—	3,000
Total liabilities assumed at fair value	40,879		40,879

Goodwill	11,524	—	11,524

Consideration transferred	$190,656	$1,000	$191,656

As part of the purchase accounting for the above acquisitions, the Company recorded intangible assets of $172,000, which was associated with a license and host community agreement that allow for the processing, production, and retail sales of cannabis. The amortization period for the licenses and host community agreement was determined to be 15 years, which reasonably reflects the useful lives of the assets.

4. BUSINESS COMBINATIONS AND ASSET ACQUISITIONS (Continued)

GSD Business Combination

GSD has three open dispensaries, the maximum allowed under its permit, at highway locations throughout the central region of the State of New Jersey, as well as approximately 30,000 sq. ft. of operational cultivation and production facilities. An additional 75,000 sq. ft. of cultivation is under construction.

Purchase consideration was comprised of the following:

		Shares	Fair Value
Cash	i		$41,860
Debt Payable	ii		29,491
Shares Issued	iii	1,511	29,744
Contingent Consideration	iv		89,561

Total		1,511	$190,656

Pursuant to the terms of the Definitive Agreement (“GSD Agreement”), Ayr satisfied the purchase price of $190,656 for GSD through the following:

i.	$41,860 of the GSD purchase price in the form of cash consideration and settlement of the final working capital, which is deemed immaterial;

ii.	$29,491of the GSD purchase price in the form of a promissory note payable;

iii.	$29,744 of the GSD purchase price in the form of 1,511 Exchangeable Shares, these shares have contractual restrictions on their ability to be sold for four to twelve months (the “GSD Lock-Up Provision”). The fair value of the shares was determined by the share price on the CSE at the date of acquisition and a 9.2% discount rate attributed to the contractual restrictions; and

iv.	A portion of the GSD purchase price is derived from an earn-out provision through December 31, 2022, subject to extension, based on exceeding revenue target thresholds, consisting of cash, a promissory note, and Exchangeable Shares, valued through a Monte-Carlo simulation, that may entitle the sellers to earn additional consideration if certain milestones are achieved.See Note 13 for more information.

4. BUSINESS COMBINATIONS AND ASSET ACQUISITIONS (Continued)

Eskar Asset Acquisition

Pursuant to the agreements, the Company acquired rights to legally open and operate an adult-use cannabis licensed retail store along with the purchase of the property located in the Town of Watertown, Massachusetts.

The Eskar acquisition did not meet the definition of a business according to ASC 805 and as such, it was recorded as an asset acquisition.

Purchase consideration for the acquisition was $1,000, paid in cash, all of which was allocated to intangible assets – host community agreements.

2021 First Quarter Acquisitions

Business combinations

On February 26, 2021, the Company completed its acquisition of Liberty in a stock-for-stock combination. On March 23, 2021, the Company completed its acquisition of Blue Camo LLC (“ Oasis”) through a membership interest purchase agreement. On March 31, 2021, the Company completed its acquisition of Ohio Medical Solutions, LLC (“Ohio Medical”) through an asset purchase agreement.

Asset acquisition

On March 30, 2021, the Company completed its acquisition of Greenlight Management, LLC (“Greenlight Management”) and Greenlight Holdings, LLC (“Greenlight Holdings”) through a membership purchase agreement. Greenlight Management has a management agreement with Parma Wellness, Center, LLC (“Parma”). Collectively, the Liberty, Oasis, Ohio Medical, and Parma acquisitions are referred to as the “Q1 2021 Acquisitions”.

The details of the purchase consideration consist of cash, debt, Equity Shares, Exchangeable Shares, contingent consideration, purchase consideration payable, and replacement options issued.

4. BUSINESS COMBINATIONS AND ASSET ACQUISITIONS (Continued)

The fair value of the identifiable assets acquired and liabilities assumed as of the acquisition date are as follows:

	Liberty	Oasis	Parma	Ohio Medical	Total
ASSETS ACQUIRED
Cash	$6,650	$8,237	$—	$—	$14,887
Accounts receivable	—	26	—	6	32
Inventory, net	46,842	10,289	—	313	57,444
Prepaid expenses and other assets	818	464	—	97	1,379
Intangible assets - licenses/permits	270,000	220,000	—	12	490,012
Intangible assets - right-to-use licenses	—	—	13,255	—	13,255
Property, plant, and equipment	56,746	10,899	3,910	493	72,048
Right-of-use assets - operating	11,750	15,824	—	3,489	31,063
Right-of-use assets - finance, net	379	13	—	—	392
Deposits	619	166	—	252	1,037
Total assets acquired at fair value	393,804	265,918	17,165	4,662	681,549

LIABILITIES ASSUMED
Trade payables	3,274	2,901	—	—	6,175
Accrued liabilities	5,383	2,720	—	15	8,118
Income tax payable	1,819	—	—	—	1,819
Deferred tax liabilities	71,963	—	—	—	71,963
Lease liabilities - operating	11,693	15,825	—	3,497	31,015
Lease liabilities - finance	379	13	—	—	392
Debts payable	7,479	—	—	—	7,479
Accrued interest	153	—	—	—	153
Total liabilities assumed at fair value	102,143	21,459	—	3,512	127,114

Goodwill	114,683	30,581	—	—	145,264

Consideration transferred	$406,344	$275,040	$17,165	$1,150	$699,699

As part of the purchase accounting for the above acquisitions, the Company recorded intangible assets of $503,267, which was associated with licenses and permits that allow for the processing, production, and retail sales of cannabis. The amortization period for the licenses and permits was determined to be 15 years, which reasonably reflects the useful lives of the assets.

4. BUSINESS COMBINATIONS AND ASSET ACQUISITIONS (Continued)

Liberty Business Combination

DJMMJ Investments LLC (“Liberty”) is a vertically integrated cannabis company with cultivation, processor, transporter, and retail dispensary operations in Florida. Liberty owns a 387-acre cultivation campus in Gainesville, Florida with over 300,000 square feet of production facilities and operates dispensaries in the medical market.

Purchase consideration was comprised of the following:

		Shares	Fair Value
Share Capital	i	12,671	$399,499
Purchase Consideration Payable	ii	76	2,392
Replacement Options Issued	iii	248	4,453

Total		12,995	$406,344

Pursuant to the terms of the Definitive Agreement (“Liberty Agreement”), Ayr satisfied the purchase price of $406,344 for Liberty through the following:

i.

$399,499 of the Liberty purchase price in the form of 12,671 Subordinate Shares of the Company in a stock-for-stock combination. Liberty shareholders received 0.03683 Ayr shares for each Liberty share held;

ii.

$2,392 of the Liberty purchase price in the form of 76 Subordinate Shares were issued to dissenting Liberty shareholders who subsequently withdrew their dissent notices. On April 1, 2021, the dissenting Liberty shareholders received 0.03683 Ayr Subordinate Shares for each share held and the Company recognized a gain from fair value adjustment of $102.See Note 13 for more information; and

iii.	$4,453 of the Liberty purchase price in the form of 248 replacement options issued that were fully vested.

4. BUSINESS COMBINATIONS AND ASSET ACQUISITIONS (Continued)

Oasis Business Combination

Oasis is a vertically integrated cannabis company with a cultivation, processing, and retail dispensary operations in Arizona. Oasis operates a 10,000 square foot cultivation and processing facility and has an 80,000 square foot cultivation facility under development. Oasis operates three dispensaries in both the adult-use and medical markets.

Purchase consideration was comprised of the following:

		Shares	Fair Value
Cash	i		$9,733
Debt Payable	ii		22,505
Shares Issued	iii	4,570	125,187
Contingent Consideration	iv		117,615

Total		4,570	$275,040

Pursuant to the terms of the Definitive Agreement (“Oasis Agreement”), Ayr satisfied the purchase price of $275,040 for Oasis through the following:

i.	$9,733 of the Oasis purchase price in the form of cash consideration;

ii.	$22,505 of the Oasis purchase price in the form of promissory notes payable. The notes are subjected to adjustment based on a final working capital adjustment;

iii.

$125,187 of the Oasis purchase price in the form of 4,570 Exchangeable Shares, that are exchangeable on a one-for-one basis into an equal number of Subordinate Shares of the Company. 2,000 of the Exchangeable Shares are held in escrow and may be payable upon the achievement of established cultivation targets at the facility under development. These shares have restrictions on their ability to be sold for six to eighteen months (the “Oasis Lock-Up Provision”). The fair value of the shares was determined by the share price on the CSE at the date of acquisition and a 15% discount rate attributed to the contractual restrictions; and

iv.

A portion of the Oasis purchase price is derived from an earn-out provision through December 31, 2022 based on adjusted EBITDA, a non-GAAP measure, consisting of cash and Exchangeable Shares, valued through a Monte-Carlo simulation, that may entitle the sellers to earn additional consideration if certain milestones are achieved. See Note 13 for more information.

4. BUSINESS COMBINATIONS AND ASSET ACQUISITIONS (Continued)

Parma Asset Acquisition

Greenlight Management operates on a 58,000 square foot facility in Parma, Ohio under a management agreement with Parma. Parma is a recipient of a Tier 1 Cultivator Provisional License in the medical cannabis market in Ohio. The land and building where the facility is located are owned by Greenlight Holdings.

As the Parma acquisition did not meet the definition of a business according to ASC 805, and as such, it was recorded as an asset acquisition. Purchase consideration for the asset acquisition was $17,165 paid in cash.

Ohio Medical Business Combination

Ohio Medical is a cannabis processor and manufacturer in the Ohio medical market with a 9,000 square foot medical marijuana processing facility that is licensed as part of the Ohio medical cannabis program.

Purchase consideration for the business combination was $1,150, paid in cash.